Borrowings	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
BORROWINGS [Text Block]
NOTE 9: BORROWINGS

	June 30, 2012	December 31, 2011

Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank	$129,061	$115,827
BNP Paribas S.A. and DVB Bank SE	43,570	36,175
DVB Bank SE and ABN AMRO Bank N.V.	43,328	44,121
Cyprus Popular Bank Public Co Ltd	32,400	24,300
Eurobank Ergasias S.A. $52.2 million	50,573	46,500
Eurobank Ergasias S.A. $52.0 million	28,600	18,200
ABN AMRO Bank N.V.	50,279	53,260
Norddeutsche Landesbank Girozentrale	24,971	—
DVB Bank SE and Emporiki Bank of Greece S.A.	49,943	—
Ship Mortage Notes	505,000	505,000
Total borrowings	957,725	843,383
Less: current portion	(13,776)	(11,928)
Add: bond premium	1,810	2,028
Total long-term borrowings	$945,759	$833,483

Long-Term Debt Obligations and Credit Arrangements
8 5/8% First Priority Ship Mortgage Notes: In October 2010, Navios Acquisition issued the $400,000 of 8 5/8% First Priority Ship Mortgage Notes (the "Existing Notes") due on November 1, 2017. On May 26, 2011, Navios Acquisition and Navios Acquisition Finance (US) Inc., its wholly owned finance subsidiary ("Navios Acquisition Finance"), completed the sale of $105,000 of Additional Notes. The Existing Notes and the Additional Notes are secured by first priority ship mortgages on seven VLCC vessels owned by certain subsidiary guarantors.
The Existing Notes and the Additional Notes are fully and unconditionally guaranteed on a joint and several basis by all of the Company's subsidiaries with the exception of Navios Acquisition Finance (U.S.) Inc. (a co-issuer of the ship mortgage notes). The subsidiary guarantees are full and unconditional as that term is defined by Regulation S-X Rule 3-10, except for the fact that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all assets are sold, the capital stock is sold, when the subsidiary is designated as an "unrestricted subsidiary" for the purposes of the bond indenture, upon liquidation or dissolution or upon legal or covenant defeasance or satisfaction and discharge of the Existing Notes and the Additional Notes.
The Existing Notes and the Additional Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into certain transactions with affiliates, merging or consolidating or selling all or substantially all of Company's properties and assets and creation or designation of restricted subsidiaries.
Following the consummation of the exchange offer for the Existing and the Additional Notes on March 2, 2011 and September 23, 2011, respectively, the Additional Notes and the Existing Notes have the same CUSIP number.
Credit Facilities
Commerzbank AG, Alpha Bank A.E., and Credit Agricole Corporate and Investment Bank: As a result of the initial business combination, Navios Acquisition assumed a loan agreement dated April 7, 2010, with Commerzbank AG, Alpha Bank A.E. and Credit Agricole Corporate and Investment Bank of up to $150,000 (divided in six equal tranches of $25,000 each) to partially finance the construction of two chemical tankers and four product tankers. Each tranche of the facility is repayable in 12 equal semi-annual installments of $750 each with a final balloon payment of $16,000 to be repaid on the last repayment date. The repayment of each tranche starts six months after the delivery date of the respective vessel which that tranche finances. It bears interest at a rate of LIBOR plus 250 bps. The loan also requires compliance with certain financial covenants. As of June 30, 2012, $129,061 was outstanding under this facility and $17,189 remains to be drawn.
BNP Paribas SA Bank and DVB Bank S.E.: As a result of the initial business combination, Navios Acquisition assumed a loan agreement dated April 8, 2010, of up to $75,000 (divided in three equal tranches of $25,000 each) for the purpose of part-financing the purchase price of three product tankers. Each of the tranche is repayable in 12 equal semi-annual installments of $750 each with a final balloon payment of $16,000 to be repaid on the last repayment date. The repayment date of each tranche starts six months after the delivery date of the respective vessel which that tranche finances. It bears interest at a rate of LIBOR plus 250 bps. The loan also requires compliance with certain financial covenants. As of June 30, 2012, $43,570 was outstanding and $31,430 remains to be drawn under this facility.
DVB Bank S.E. and ABN AMRO Bank N.V.: On May 28, 2010, Navios Acquisition entered into a loan agreement with DVB Bank S.E. and ABN AMRO BANK N.V. of up to $52,000 (divided into two tranches of $26,000 each) to partially finance the acquisition costs of two product tanker vessels. Each tranche of the facility is repayable in 24 equal quarterly installments of $448 each with a final balloon payment of $15,241 to be repaid on the last repayment date. The repayment of each tranche starts three months after the delivery date of the respective vessel. It bears interest at a rate of LIBOR plus 275 bps. The loan also requires compliance with certain financial covenants. On December 29, 2011, Navios Acquisition prepaid $2,500 in relation to an amendment to its credit facility. After the prepayment, outstanding amount under each tranche is repayable in five quarterly installments of $198 each, 13 equal quarterly installments of $448 each, with a final balloon payment of $15,241 to be repaid on the last repayment date. As of June 30, 2012, the facility was fully drawn and the outstanding amount was $43,329.
Cyprus Popular Bank Public Co Ltd: In September 2010, Navios Acquisition (through four subsidiaries) entered into a $80,000 revolving credit facility with Cyprus Popular Bank Public Co Ltd to partially finance the acquisition and construction of vessels and for investment and working capital purposes. The loans are secured by assignments of construction contracts and guarantees, as well as security interests in related assets. The loan matures on September 7, 2012 (with available one-year extensions upon Navios Acquisition's request and the bank's consent) and bears interest at a rate of LIBOR plus 275 bps. As of June 30, 2012, the outstanding amount under this facility was $32,400 that was used to partially finance the acquisition cost of two product tanker vessels and $47,600 remain to be drawn. Pursuant to an agreement dated December 28, 2011, the maturity of the facility was extended, to match the delivery of the vessels.
Eurobank Ergasias S.A.: On October 26, 2010, Navios Acquisition entered into a loan agreement with EFG Eurobank Ergasias S.A. of up to $52,200, of which $51,600 is drawn (divided into two tranches of $26,100 and 25,500, respectively) to partially finance the acquisition costs of two LR1 product tanker vessels. Each tranche of the facility is repayable in 32 quarterly installments of $345 and $337 respectively, with a final balloon payment of $15,060 and $14,716, respectively, to be repaid on the last repayment date. The repayment of each tranche starts three months after the delivery date of the respective vessel. The loan bears interest at a rate of LIBOR plus (i) plus 250 bps for the period prior to the delivery date in respect of the vessel being financed, and (ii) thereafter 275 bps. The loan also requires compliance with certain financial covenants. The facility was fully drawn and the outstanding amount as of June 30, 2012 was $50,573.

Eurobank Ergasias S.A.: On December 6, 2010, Navios Acquisition entered into a loan agreement with EFG Eurobank Ergasias S.A. of up to $52,000 (divided into two tranches of $26,000 each) to partially finance the acquisition costs of two LR1 product tanker vessels. Each tranche of the facility is repayable in 32 equal quarterly installments of $345 each with a final balloon payment of $14,960, to be repaid on the last repayment date. The repayment of each tranche starts three months after the delivery date of the respective vessel. It bears interest at a rate of LIBOR plus 300 bps. The loan also requires compliance with certain financial covenants. As of June 30, 2012, $28,600 ($16,900 and $11,700 from each tranche respectively) was outstanding under this facility and $23,400 remains to be drawn.
ABN AMRO BANK N.V.: On July 8, 2011, Navios Acquisition entered into a loan agreement with ABN AMRO Bank N.V of up to $55,100 (divided into two equal tranches) to partially finance the purchase price of two MR2 product tanker vessels. The total amount of $54,750 was drawn under this facility. Each tranche of the facility is repayable in 12 quarterly installments of $745 each and 12 quarterly installments of $571 each with a final balloon payment of $11,576 to be repaid on the last repayment date. The repayment started in October 2011 and it bears interest at a rate of LIBOR plus 325 bps. The loan also requires compliance with certain financial covenants. As of June 30, 2012, $50,279 was outstanding under this loan agreement ($25,139 from each of the two tranches) and no further amounts are available to be drawn.
DVB Bank SE: On December 7, 2011, Navios Acquisition entered into a loan agreement with DVB Bank SE of up to $51,000 (divided into two tranches of $25,500 each) to partially finance the purchase price of two LR1 product tanker vessels. Each tranche of the facility is repayable in 28 quarterly installments of $400 each with a final balloon payment of $14,300 to be repaid on the last repayment date. The repayment starts three months after the delivery of the respective vessel and it bears interest at a rate of LIBOR plus 270 bps per annum. The loan also requires compliance with certain financial covenants. As of June 30, 2012, no amounts were drawn and outstanding under this loan agreement.
NORDDEUTSCHE LANDESBANK GIROZENTRALE: On December 29, 2011, Navios Acquisition entered into a loan agreement with NORDDEUTSCHE LANDESBANK GIROZENTRALE of up to $28,125 to partially finance the purchase price of one MR2 product tanker vessel. The facility is repayable in 32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date. The repayment starts three months after the delivery of the vessel and it bears interest at a rate of LIBOR plus: (a) up to but not including the Drawdown Date of, 175bps per annum; (b) thereafter until, but not including, the tenth Repayment Date, 250 bps per annum; and (c) thereafter 300 bps per annum. The loan also requires compliance with certain financial covenants. As of June 30, 2012, $24,971 was drawn and outstanding under this loan agreement and $3,154 remains to be drawn.
DVB Bank SE and Emporiki Bank of Greece S.A.: On December 29, 2011, Navios Acquisition entered into a loan agreement with DVB Bank SE and Emporiki Bank of Greece S.A. of up to $56,250 (divided into two tranches of $28,125 each) to partially finance the purchase price of two MR2 product tanker vessels. Each tranche of the facility is repayable in 32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date. The repayment starts three months after the delivery of the respective vessel and it bears interest at a rate of LIBOR plus: (a) up to but not including the Drawdown Date of, 175 bps per annum; (b) thereafter until, but not including, the tenth Repayment Date, 250 bps per annum; and (c) thereafter 300 bps per annum. The loan also requires compliance with certain financial covenants. As of June 30, 2012, $49,942 was drawn and outstanding under this loan agreement and $6,307 remains to be drawn.
The Navios Holdings Credit Facility: Navios Acquisition entered into a $40,000 credit facility with Navios Holdings and paid $400 as an arrangement fee. The $40,000 facility has a margin of LIBOR plus 300 bps and pursuant to an agreement dated November 8, 2011, the Navios Holdings' credit facility was extended to December 2014. Pursuant to an amendment in October 2010, the facility will be available for multiple drawings up to a limit of $40,000. As of June 30, 2012, the outstanding amount under this facility was $35,000 and $5,000 remains to be drawn. As of June 30, 2012 interest accrued under this facility is $104 and is included under amounts due to related parties.
As of June 30, 2012, the total amount available to be drawn from all our facilities was $185,080.
As of June 30, 2012, the Company was in compliance with its covenants.
        Amounts drawn under the facilities are secured by first preferred mortgages on Navios Acquisition's vessels and other collateral and are guaranteed by each vessel-owning subsidiary. The credit facilities contain a number of restrictive covenants that prohibit or limit Navios Acquisition from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; changing the flag, class, management or ownership of Navios Acquisition's vessels; changing the commercial and technical management of Navios Acquisition's vessels; selling Navios Acquisition's vessels; and subordinating the obligations under each credit facility to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement. The credit facilities also require Navios Acquisition to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. The credit facilities also require compliance with a number of financial covenants of Navios Acquisition, including Net Worth, debt coverage ratios, and minimum liquidity. It is an event of default under the credit facilities if such covenants are not complied with.
Guarantees
The Company's 8 5/8% Notes (consisting of the Existing Notes and the Additional Notes) are fully and unconditionally guaranteed on a joint and several basis by all of the Company's subsidiaries with the exception of Navios Acquisition Finance (a co-issuer of the ship mortgage notes). The guarantees of our subsidiaries that own mortgaged vessels are senior secured guarantees and the guarantees of our subsidiaries that do not own mortgaged vessels are senior unsecured guarantees. All subsidiaries, including Navios Acquisition Finance are 100% owned. The Company does not have any independent assets or operations.
The maturity table below reflects the principal payments of all Notes and credit facilities outstanding as of June 30, 2012 for the next five years and thereafter are based on the repayment schedule of the respective loan facilities (as described above) and the outstanding amount due under the senior Notes. The maturity table below includes in the amount shown for 2018 and thereafter future principal payments of the drawn portion of credit facilities associated with the financing of the construction of vessels scheduled to be delivered on various dates throughout 2014.

Long-Term Debt Obligations:	June 30, 2012
Year
June 30, 2013	$13,776
June 30, 2014	15,820
June 30, 2015	14,983
June 30, 2016	16,401
June 30, 2017	81,461
June 30, 2018 and thereafter	815,284
Total	$957,725